SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE FOR ALL DEFINITE LIVED INTANGIBLES (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total expected amortization expense	$ 104	$ 110	$ 134
Bed Licenses Included in Property and Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Remainder of Fiscal Year	311
Year One	414	414
Year Two	414	414
Year Three	414	414
Year Four	414	414
Year After Four	7,623
Year Five		414
Thereafter		7,623
Total expected amortization expense	9,590
Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Remainder of Fiscal Year	17
Year One	18	23
Year Two	18	18
Year Three	18	18
Year Four	18	18
Year After Four	15
Year Five		18
Thereafter		$ 15
Total expected amortization expense	$ 104